UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02864
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Pioneer Bond Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2020 to June 30, 2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Bond Fund

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 26, 2021

============================== Pioneer Bond Fund ===============================

LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 20, 2021   Meeting Type: Annual
Record Date:  MAR 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mei-Wei Cheng            For       For          Management
1b    Elect Director Jonathan F. Foster       For       For          Management
1c    Elect Director Bradley M. Halverson     For       For          Management
1d    Elect Director Mary Lou Jepsen          For       For          Management
1e    Elect Director Roger A. Krone           For       For          Management
1f    Elect Director Patricia L. Lewis        For       For          Management
1g    Elect Director Kathleen A. Ligocki      For       For          Management
1h    Elect Director Conrad L. Mallett, Jr.   For       For          Management
1i    Elect Director Raymond E. Scott         For       For          Management
1j    Elect Director Gregory C. Smith         For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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